UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  747 Third Avenue
          33rd Floor
          New York, NY  10017

13F File Number: 28-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Coneely
Title:  Chief Financial Officer of the Funds
Phone:  (212) 821-1485

Signature, Place and Date of Signing:


/s/ Christopher Coneely             New York, NY            February 13, 2003

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            None

Form 13F Information Table Entry Total:        42

Form 13F Information Table Value Total:       $553,783
                                              (thousands)

List of Other Included Managers:  NONE

                        FORM 13F INFORMATION TABLE

Column 1                 Column 2      Column 3    Column 4      Column 5           Column 6   Column 7         Column 8

                         Title                     Market Value Shares/    Sh/ Put/  Invstmt    Other          Voting Authority
Name of Issuer           of Class      CUSIP      (x $1000)     Prn Amt.   Prn Call  Discretn   Managers  Sole     Shared    None
--------------           --------      -----      ---------     --------   --------  --------   --------  ----     ------    ----

Advanced PCS             Common Stock  00790K109   23,769        1,070,200 SH         Sole     None     1,070,200   0       0
Aetna Inc.               Common Stock  00817Y108   22,287          542,000 SH         Sole     None       542,000   0       0
Agere Systems Inc.       Common Stock  00845V100    9,053        6,286,900 SH         Sole     None     6,286,900   0       0
AK Steel Holding Corp.   Common Stock  001547108   15,956        1,994,500 SH         Sole     None     1,994,500   0       0
Apria Healthcare         Common Stock  037933108   13,237          595,200 SH         Sole     None       595,200   0       0
Ashland Inc.             Common Stock  044204105   30,778        1,078,800 SH         Sole     None     1,078,800   0       0
Boeing Company           Common Stock  097023105    7,093          215,000 SH         Sole     None       215,000   0       0
Boise Cascade Corp.      Common Stock  097383103   12,822          508,400 SH         Sole     None       508,400   0       0
Brunswick Corp.          Common Stock  117043109   25,302        1,274,000 SH         Sole     None     1,274,000   0       0
Cendant Corp.            Common Stock  151313103   11,004        1,050,000 SH         Sole     None     1,050,000   0       0
CIT Group Inc.           Common Stock  125581108    9,790          499,500 SH         Sole     None       499,500   0       0
Citigroup Inc.           Common Stock  172967101    9,554          271,500 SH         Sole     None       271,500   0       0
Computer Associates      Common Stock  204912109   13,665        1,012,200 SH         Sole     None     1,012,200   0       0
Enterasys Networks Inc.  Common Stock  293637104   24,577       15,754,300 SH         Sole     None    15,754,300   0       0
Fleet Boston Financial   Common Stock  339030108    7,193          296,000 SH         Sole     None       296,000   0       0
Georgia Pacific Corp.    Common Stock  373298108   21,485        1,329,500 SH         Sole     None     1,329,500   0       0
Global Santa Fe Corp.    Common Stock  G3930E101    3,323          136,639 SH         Sole     None       136,639   0       0
Handleman Company        Common Stock  410252100   22,730        1,976,500 SH         Sole     None     1,976,500   0       0
Inamed Corp.             Common Stock  453235103   24,911          808,800 SH         Sole     None       808,800   0       0
Kellwood Company         Common Stock  488044108   22,430          862,700 SH         Sole     None       862,700   0       0
Moore Ltd.               Common Stock  615785102   28,674        3,151,000 SH         Sole     None     3,151,000   0       0
Ocean Energy Corp.       Common Stock  67481E106   12,473          624,600 SH         Sole     None       624,600   0       0
P G & E Corp.            Common Stock  69331C108   21,114        1,519,000 SH         Sole     None     1,519,000   0       0
Pioneer Stand. Elec.     Common Stock  723877106   12,163        1,324,900 SH         Sole     None     1,324,900   0       0
Polo Ralph Lauren Corp.  Common Stock  731572103    3,756          172,600 SH         Sole     None       172,600   0       0
Pope & Talbot Co.        Common Stock  732827100    4,085          286,500 SH         Sole     None       286,500   0       0
Preacis Pharmaceuticals  Common Stock  739421105    6,098        1,876,400 SH         Sole     None     1,876,400   0       0
Reliant Resources, Inc.  Common Stock  75952B105   11,521        3,600,300 SH         Sole     None     3,600,300   0       0
Sappi Ltd. ADRs          SPON ADR      803069202   18,316        1,385,500 SH         Sole     None     1,385,500   0       0
Saxon Capital Inc.       Common Stock  80556P302   11,384          910,000 SH         Sole     None       910,000   0       0
Solectron Corp.          Common Stock  834182107    6,206        1,748,300 SH         Sole     None     1,748,300   0       0
Tenet Healthcare Corp.   Common Stock  88033G100   25,010        1,525,000 SH         Sole     None     1,525,000   0       0
Travelers Property Cl A  Class A       89420G109   13,965          953,241 SH         Sole     None       953,241   0       0
Travelers Property Cl B  Class B       89420G406      187           12,825 SH         Sole     None        12,825   0       0
Universal Corporation    Common Stock  913456109   14,451          391,000 SH         Sole     None       391,000   0       0
Washington Group Int'l.  Common Stock  938862208   18,165        1,138,900 SH         Sole     None     1,138,900   0       0
Tenet Healthcare Corp.   Common Stock  88033G100    3,280          200,000     Put    Sole     None       200,000   0       0
Tenet Healthcare Corp.   Common Stock  88033G100    3,077          187,600     Put    Sole     None       187,600   0       0
Georgia Pacific Corp.    Common Stock  373298108    3,587          222,000     Call   Sole     None       222,000   0       0
Georgia Pacific Corp.    Common Stock  373298108    1,212           75,000     Call   Sole     None        75,000   0       0
Tenet Healthcare Corp.   Common Stock  88033G100    2,460          150,000     Call   Sole     None       150,000   0       0
Tenet Healthcare Corp.   Common Stock  88033G100    1,640          100,000     Call   Sole     None       100,000   0       0

03563.0004 #382130